Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended	12 Months Ended
	Oct. 31, 2015 USD ($) N	Jul. 31, 2015 USD ($) shares	Jul. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Jul. 31, 2013 USD ($)
Cash and cash equivalents | $	$ 8,816	$ 7,411	$ 13,103	$ 12,113	$ 205,153
Useful life		5 years
Depreciation expense | $		$ 1,520
Potentially issuable shares upon the conversion of convertible notes payable and interest | shares		148,683,079
Customer Concentration Risk [Member] | Revenue [Member]
Number of customer | N	2
Customer Concentration Risk [Member] | Revenue [Member] | Customer One [Member]
Percentage of concentration risk	44.00%	53.00%	0.00%
Customer Concentration Risk [Member] | Revenue [Member] | Customer Two [Member]
Percentage of concentration risk	9.00%	10.00%	100.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of customer | N	2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Percentage of concentration risk	4.00%	95.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Percentage of concentration risk	0.00%	0.00%